Employee future benefits - Net defined benefit liability (asset) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 1,894	$ 3,941
Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	1,814	3,856	$ 4,308
Other post-retirement benefit plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 80	$ 85	$ 88